Share capital	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Share capital

17. Share capital

The Company’s authorized share capital was US$65,000,000, divided into 130,000,000 ordinary shares with a par value of US$0.50 per share. As of December 31, 2024, the Company had a single class of ordinary shares, of which 15,762,887 shares were issued and outstanding.

On July 31, 2025, the Company completed its initial public offering (“IPO”) of 1,250,000 ordinary shares at an offering price of US$4.00 per share, resulting in gross proceeds of US$5,000,000, before deducting underwriting discounts and commissions and other offering expenses.

On August 7, 2025, the Company issued an additional 187,500 ordinary shares at a price of US$4.00 per share pursuant to the full exercise of the over-allotment option, generating additional gross proceeds of US$750,000, before deducting underwriting discounts and commissions and other offering expenses.

The aggregate par value of the shares issued in the above transactions amounted to US$718,750 (representing 1,437,500 shares), which was recorded as ordinary shares. The excess of gross proceeds over par value amounted to US$5,031,250 and was initially recorded in capital surplus (additional paid-in capital), before deducting underwriting discounts and commissions and other offering expenses. In connection with the IPO, the Company incurred underwriting discounts and commissions and other offering expenses, which were accounted for as a reduction of capital surplus. As a result, the net increase in capital surplus arising from the IPO (including the full exercise of the over-allotment option) amounted to US$1,383,816.

On December 9, 2025, the shareholders approved a share capital reorganization and amended the memorandum and articles of association of the Company as follows:

a) The re-designation of existing ordinary shares into Class A and Class B ordinary shares, with authorized share capital consisting of 30,000,000 Class A ordinary shares with a par value of US$0.50 per share and 100,000,000 Class B ordinary shares with a par value of US$0.50 per share.

b) The repurchase of 4,888,092 and 1,209,091 Class A ordinary shares from New Moon Corporation and Mr. Jing-Bin Chiang, respectively, in exchange for the issuance of an equivalent number of Class B ordinary shares.

c) Each Class A ordinary share carries one (1) vote, while each Class B ordinary share carries ten (10) votes. Other than the difference in voting rights, Class A and Class B ordinary shares rank pari passu in all other respects, including rights to dividends and distributions.

On May 18, 2026, our board and audit committee approved the conversion of an $8.2 million outstanding loan made by Chiang Yu-Ning, a family member of CEO and director, Jing-Bin Chiang, to subsidiary Goal Beyond Limited into 2,050,000 Class A Ordinary Shares at a conversion price of $4.00 per share — above both the May 15, 2026 closing price and the five-trading-day average closing price — with the Conversion Shares to be held directly by Mr. Chiang, who following the conversion will hold 2,050,000 Class A Ordinary Shares and 6,097,183 Class B Ordinary Shares, representing approximately 81.88% of total voting power; the related-party transaction was reviewed by the board and audit committee and disclosed in the Company’s Form 20-F filed April 30, 2026. Management evaluated the transaction and concluded that the Principal Shareholder acted explicitly in their capacity as an existing equity owner, rather than an ordinary third-party creditor. This assessment was based on the terms of the conversion, which were structured to support the Company’s capital growth and strengthen its financial position. Accordingly, the transaction was accounted for as an equity restructuring within the scope exception of IFRIC 19. The carrying value of the extinguished shareholder’s loan of $8.2 million was derecognized from liabilities, with $1,025,000 at $0.5 per share as par value credited to Class A ordinary share and the remaining balance of $7,175,000 credited to capital surplus. No gain or loss was recognized in the statement of comprehensive (loss) income as a result of this transaction.

On June 8, 2026, the board approved in the annual general meeting that both Class A and Class B ordinary shares have been consolidated for 1-for-5 shares.

As a result of the above transactions, as of June 30, 2026, a total of 17,200,387 shares were issued and outstanding, comprising 15,733,334 (December 31, 2025: 11,103,204) Class A ordinary shares and 6,097,184 (December 31, 2025: 6,097,183) Class B ordinary shares.

	As of June 30, 2026	As of December 31, 2025
Ordinary share
Ordinary share (Class A)	$7,866,667	$5,551,602
Ordinary share (Class B)	3,048,592	3,048,592
Total	$10,915,259	$8,600,194

(a) In accordance with the Articles of Incorporation of the Company, the Directors may, in their absolute discretion, declare dividends and distributions on Shares in issue and authorize payment of the dividends or distributions out of the funds of the Company lawfully available therefor. The Board of Directors may from time to time declare interim dividends to the shareholders. Before the declaration of an additional dividend distribution, the Board of Directors may set aside provision from the earnings as it deems appropriate to pay any unforeseen expense or to adjust dividends or for any other purpose to be met by using the earnings based on its discretion, and before such use, the provision may, at the same discretion, be used temporarily in the business of the Company or to invest in such investments as the Board of Directors may at any time as it deems appropriate.